Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2012
Commissions and fees
Commissions and fees
in	6M12	6M11

Commissions and fees (CHF million)

Lending business	652	666

Investment and portfolio management	1,967	2,071

Other securities business	17	17

Fiduciary business	1,984	2,088

Underwriting	722	1,033

Brokerage	1,869	2,175

Underwriting and brokerage	2,591	3,208

Other services	955	1,025

Commissions and fees	6,182	6,987